Schedule of investments
Delaware Ivy Global Bond Fund
December 31, 2023 (Unaudited)
		Principal amount°	Value (US $)
Agency Mortgage-Backed Securities – 11.53%
Fannie Mae S.F. 20 yr 4.00% 8/1/42		462,601	$ 444,263
Fannie Mae S.F. 30 yr
2.50% 2/1/52		2,401,934	2,052,368
3.50% 1/1/52		2,065,661	1,897,181
3.50% 6/1/52		4,155,233	3,812,728
3.50% 9/1/52		1,267,188	1,162,700
4.00% 5/1/51		1,030,454	985,765
4.50% 1/1/50		81,962	81,814
4.50% 4/1/50		830,613	818,852
4.50% 10/1/52		401,760	389,570
4.50% 12/1/52		3,301,893	3,201,705
4.50% 2/1/53		717,784	696,005
5.00% 2/1/53		1,229,386	1,216,242
5.00% 8/1/53		376,866	372,837
5.50% 10/1/52		1,930,013	1,941,728
5.50% 10/1/52		202,884	204,518
5.50% 3/1/53		3,969,877	3,985,926
5.50% 3/1/53		3,210,434	3,225,787
5.50% 7/1/53		2,087,516	2,096,707
Freddie Mac S.F. 15 yr 5.00% 6/1/38		1,878,792	1,889,408
Freddie Mac S.F. 20 yr 5.50% 6/1/43		1,606,596	1,629,681
Freddie Mac S.F. 30 yr
2.50% 2/1/52		140,992	120,261
3.00% 12/1/46		1,461,448	1,325,160
4.00% 8/1/52		1,280,212	1,215,896
4.50% 9/1/52		1,331,974	1,291,558
4.50% 10/1/52		2,642,823	2,562,633
5.00% 6/1/53		2,606,231	2,588,976
5.00% 6/1/53		4,879,322	4,827,156
6.00% 12/1/52		803,766	816,988
6.00% 3/1/53		2,687,333	2,729,187
6.00% 9/1/53		492,007	499,566
GNMA II S.F. 30 yr
3.00% 12/20/51		1,389,332	1,257,546
5.50% 5/20/53		289,931	292,065
Total Agency Mortgage-Backed Securities (cost $50,917,625)			51,632,777

Corporate Bonds – 37.74%Δ
Australia − 4.29%
Ampol
7.767% 12/2/81 •	AUD	1,000,000	696,056
7.96% 12/9/80 •	AUD	3,000,000	2,094,579
AngloGold Ashanti Holdings 3.75% 10/1/30		1,450,000	1,261,744
APA Infrastructure 2.00% 7/15/30	EUR	1,000,000	996,729
		Principal amount°	Value (US $)

Corporate BondsΔ (continued)
Australia (continued)
AusNet Services Holdings Pty 7.229% 10/6/80 •	AUD	2,000,000	$ 1,368,497
BHP Billiton Finance USA 5.25% 9/8/30		1,285,000	1,332,018
Charter Hall LWR Pty 2.086% 3/3/28	AUD	3,350,000	1,969,781
Commonwealth Bank of Australia 6.86% 11/9/32 μ	AUD	1,900,000	1,362,736
National Australia Bank 6.322% 8/3/32 μ	AUD	6,142,000	4,309,993
NSW Electricity Networks Finance Pty 2.543% 9/23/30	AUD	3,500,000	1,978,683
WestConnex Finance 3.15% 3/31/31	AUD	3,200,000	1,838,913
			19,209,729
Brazil − 0.09%
Rumo Luxembourg 144A 5.25% 1/10/28 #		435,000	419,069
			419,069
Chile − 0.13%
Sociedad Quimica y Minera de Chile 144A 6.50% 11/7/33 #		540,000	572,957
			572,957
China − 0.20%
ENN Energy Holdings 144A 2.625% 9/17/30 #		909,000	778,537
RKPF Overseas 2020 A 5.125% 7/26/26		425,000	100,330
			878,867
Colombia − 0.47%
Geopark 144A 5.50% 1/17/27 #		1,635,000	1,449,170
Grupo Energia Bogota 144A 7.85% 11/9/33 #		600,000	652,535
			2,101,705
Denmark − 0.17%
Danfoss Finance I 0.375% 10/28/28	EUR	800,000	774,145
			774,145
France − 2.43%
BPCE
3.50% 1/25/28	EUR	1,500,000	1,675,672
144A 5.125% 1/18/28 #		3,215,000	3,210,660
Credit Agricole 144A 6.316% 10/3/29 #, μ		1,405,000	1,472,959
Edenred 3.625% 6/13/31	EUR	1,000,000	1,125,553
NQ- IV054 [1223] 0224 (3375985)    1

Schedule of investments
Delaware Ivy Global Bond Fund   (Unaudited)
		Principal amount°	Value (US $)

Corporate BondsΔ (continued)
France (continued)
Electricite de France
4.25% 1/25/32	EUR	500,000	$ 579,912
4.375% 10/12/29	EUR	500,000	585,290
Engie 0.50% 10/24/30	EUR	1,200,000	1,109,438
Thales 3.625% 6/14/29	EUR	1,000,000	1,129,698
			10,889,182
Germany − 1.25%
Aroundtown 1.625% 1/31/28	EUR	1,700,000	1,526,591
Deutsche Bank
6.72% 1/18/29 μ		745,000	780,606
6.819% 11/20/29 μ		740,000	779,579
7.146% 7/13/27 μ		360,000	373,877
Mercedes-Benz Finance North America
144A 5.05% 8/3/33 #		230,000	236,692
144A 5.10% 8/3/28 #		550,000	561,024
Volkswagen International Finance 3.875% 3/29/26	EUR	1,200,000	1,335,330
			5,593,699
Guatemala − 0.32%
Central American Bottling 144A 5.25% 4/27/29 #		1,500,000	1,410,208
			1,410,208
Hong Kong − 0.54%
Cheung Kong Infrastructure Finance 1.00% 12/12/24	EUR	875,000	931,539
CK Hutchison International 23 144A 4.875% 4/21/33 #		1,500,000	1,504,612
			2,436,151
India − 0.21%
Summit Digitel Infrastructure 144A 2.875% 8/12/31 #		1,158,000	951,006
			951,006
Indonesia − 1.09%
Perusahaan Perseroan Persero Perusahaan Listrik Negara 144A 5.375% 1/25/29 #		4,800,000	4,876,416
			4,876,416
Ireland − 0.29%
AerCap Ireland Capital DAC 3.00% 10/29/28		1,445,000	1,319,977
			1,319,977
		Principal amount°	Value (US $)

Corporate BondsΔ (continued)
Italy − 0.52%
Aeroporti di Roma 1.75% 7/30/31	EUR	1,000,000	$ 955,041
Autostrade per l'Italia
2.00% 12/4/28	EUR	300,000	304,929
2.00% 1/15/30	EUR	1,100,000	1,079,692
			2,339,662
Kazakhstan − 0.45%
Development Bank of Kazakhstan JSC 144A 5.75% 5/12/25 #		2,000,000	2,004,164
			2,004,164
Kuwait − 0.18%
NBK SPC 144A 1.625% 9/15/27 #, μ		887,000	804,228
			804,228
Mexico − 1.27%
Banco Santander Mexico
144A 5.375% 4/17/25 #		1,150,000	1,148,853
144A 7.525% 10/1/28 #, μ		850,000	890,203
BBVA Bancomer
144A 1.875% 9/18/25 #		1,400,000	1,322,213
144A 5.875% 9/13/34 #, μ		1,700,000	1,606,231
Cemex 144A 9.125% 3/14/28 #, μ, ψ		660,000	703,725
			5,671,225
Netherlands − 0.06%
ING Groep 6.083% 9/11/27 μ		265,000	270,615
			270,615
Peru − 0.66%
Banco Internacional del Peru 144A 3.25% 10/4/26 #		800,000	755,458
SAN Miguel Industrias 144A 3.50% 8/2/28 #		2,550,000	2,195,620
			2,951,078
South Africa − 0.08%
Bidvest Group UK 144A 3.625% 9/23/26 #		387,000	359,910
			359,910
Spain − 0.39%
Banco Santander
3.625% 9/27/26 μ	EUR	1,200,000	1,327,254
5.588% 8/8/28		400,000	408,281
			1,735,535

2    NQ- IV054 [1223] 0224 (3375985)

(Unaudited)
		Principal amount°	Value (US $)

Corporate BondsΔ (continued)
Switzerland − 1.35%
Credit Suisse 7.95% 1/9/25		1,945,000	$ 1,989,278
Holcim Finance Luxembourg 0.50% 4/23/31	EUR	2,000,000	1,801,886
Sika Capital
3.75% 11/3/26	EUR	900,000	1,010,909
3.75% 5/3/30	EUR	400,000	455,474
UBS Group 144A 4.751% 5/12/28 #, μ		800,000	788,269
			6,045,816
Thailand − 0.16%
Thaioil Treasury Center 144A 2.50% 6/18/30 #		850,000	720,741
			720,741
Turkey − 0.16%
TAV Havalimanlari Holding 144A 8.50% 12/7/28 #		700,000	717,325
			717,325
Ukraine − 0.22%
Metinvest 8.50% 4/23/26		600,000	425,016
MHP Lux 6.95% 4/3/26		715,000	555,555
			980,571
United Arab Emirates − 0.43%
Galaxy Pipeline Assets Bidco 144A 1.75% 9/30/27 #		1,357,860	1,279,345
MAF Global Securities 7.875% 6/30/27 μ, ψ		625,000	639,159
			1,918,504
United Kingdom − 0.44%
Barclays
6.224% 5/9/34 μ		269,000	279,148
7.385% 11/2/28 μ		285,000	304,751
HSBC Holdings 5.887% 8/14/27 μ		230,000	233,289
National Grid 0.25% 9/1/28	EUR	1,200,000	1,157,611
			1,974,799
United States − 19.89%
AEP Texas 5.40% 6/1/33		180,000	182,890
Air Lease 4.625% 10/1/28		1,257,000	1,229,716
American International Group 5.125% 3/27/33		2,335,000	2,371,113
Amgen 5.15% 3/2/28		2,140,000	2,191,708
Appalachian Power 4.50% 8/1/32		1,190,000	1,146,334
AT&T 3.55% 12/17/32	EUR	1,000,000	1,110,759
		Principal amount°	Value (US $)

Corporate BondsΔ (continued)
United States (continued)
Athene Global Funding 4.76% 4/21/27	AUD	3,500,000	$ 2,242,585
Autodesk 2.40% 12/15/31		695,000	594,951
Aviation Capital Group 144A 3.50% 11/1/27 #		1,080,000	996,110
Bank of America
2.972% 2/4/33 μ		340,000	289,417
3.648% 3/31/29 μ	EUR	1,500,000	1,668,955
5.819% 9/15/29 μ		300,000	309,868
5.872% 9/15/34 μ		260,000	272,320
6.204% 11/10/28 μ		1,015,000	1,059,420
Bank of New York Mellon 5.802% 10/25/28 μ		310,000	321,584
BP Capital Markets America 4.812% 2/13/33		2,125,000	2,143,399
Bristol-Myers Squibb 5.90% 11/15/33		325,000	354,228
Bunge Limited Finance 2.75% 5/14/31		1,020,000	888,401
Carrier Global
144A 4.125% 5/29/28 #	EUR	800,000	910,460
144A 4.50% 11/29/32 #	EUR	400,000	473,146
CDW 3.276% 12/1/28		760,000	698,108
Charter Communications Operating 3.85% 4/1/61		1,515,000	945,518
Cheniere Energy Partners 4.50% 10/1/29		570,000	545,919
Citibank 5.488% 12/4/26		285,000	290,238
Citizens Bank 6.064% 10/24/25 μ		2,120,000	2,068,907
Comcast 4.80% 5/15/33		880,000	891,370
Constellation Energy Generation 5.60% 3/1/28		1,735,000	1,788,233
CRH SMW Finance DAC 4.00% 7/11/27	EUR	600,000	680,951
Crown Castle
2.10% 4/1/31		894,000	728,645
5.60% 6/1/29		208,000	212,848
Diamondback Energy 3.125% 3/24/31		745,000	662,531
Discovery Communications 4.00% 9/15/55		1,420,000	1,012,137
Duke Energy
2.55% 6/15/31		261,000	222,883
3.10% 6/15/28	EUR	1,200,000	1,307,663
Duke Energy Carolinas 4.95% 1/15/33		1,300,000	1,324,883
Energy Transfer 6.50% 11/15/26 μ		660,000	628,835

NQ- IV054 [1223] 0224 (3375985)    3

Schedule of investments
Delaware Ivy Global Bond Fund   (Unaudited)
		Principal amount°	Value (US $)

Corporate BondsΔ (continued)
United States (continued)
Entegris Escrow 144A 4.75% 4/15/29 #		1,660,000	$ 1,601,168
Enterprise Products Operating 5.35% 1/31/33		1,705,000	1,785,279
ERAC USA Finance
144A 4.90% 5/1/33 #		725,000	724,417
144A 5.40% 5/1/53 #		150,000	157,600
Exelon 5.30% 3/15/33		2,020,000	2,063,173
Ford Motor Credit
2.30% 2/10/25		475,000	457,127
2.90% 2/10/29		695,000	609,240
6.798% 11/7/28		200,000	209,398
6.95% 6/10/26		375,000	384,919
Goldman Sachs Group 1.542% 9/10/27 μ		1,665,000	1,510,850
HCA 3.50% 7/15/51		311,000	219,408
Huntington National Bank 5.65% 1/10/30		1,760,000	1,776,911
Indianapolis Power & Light 144A 5.65% 12/1/32 #		3,390,000	3,513,197
JBS USA LUX 3.625% 1/15/32		2,865,000	2,458,807
Jefferies Financial Group
2.625% 10/15/31		1,630,000	1,351,237
5.875% 7/21/28		205,000	210,331
JPMorgan Chase & Co.
3.54% 5/1/28 μ		2,132,000	2,035,944
5.35% 6/1/34 μ		137,000	139,032
6.254% 10/23/34 μ		213,000	231,013
Kinder Morgan 5.20% 6/1/33		2,980,000	2,963,689
Morgan Stanley
2.95% 5/7/32 μ	EUR	2,200,000	2,303,289
6.138% 10/16/26 μ		1,320,000	1,344,772
6.296% 10/18/28 μ		3,010,000	3,154,730
6.407% 11/1/29 μ		205,000	217,397
6.627% 11/1/34 μ		410,000	454,156
New York Life Global Funding 144A 5.45% 9/18/26 #		640,000	654,605
NextEra Energy Capital Holdings 5.749% 9/1/25		175,000	176,725
Occidental Petroleum 6.125% 1/1/31		1,597,000	1,659,933
ONEOK
5.65% 11/1/28		630,000	652,663
5.80% 11/1/30		230,000	239,255
6.05% 9/1/33		155,000	164,296
		Principal amount°	Value (US $)

Corporate BondsΔ (continued)
United States (continued)
Oracle
3.60% 4/1/50		973,000	$ 721,555
4.65% 5/6/30		1,335,000	1,330,510
PNC Financial Services Group 6.875% 10/20/34 μ		305,000	338,721
Southern California Gas 5.20% 6/1/33		470,000	483,686
Sprint Capital 6.875% 11/15/28		1,970,000	2,135,906
SVB Financial Group 4.57% 4/29/33 ‡		1,123,000	742,576
Targa Resources Partners 5.00% 1/15/28		1,910,000	1,888,068
T-Mobile USA 5.75% 1/15/34		1,290,000	1,368,819
Truist Financial 7.161% 10/30/29 μ		110,000	118,883
UnitedHealth Group 4.50% 4/15/33		2,790,000	2,773,319
US Bancorp
4.653% 2/1/29 μ		1,109,000	1,092,169
5.727% 10/21/26 μ		817,000	822,888
6.787% 10/26/27 μ		225,000	235,025
VICI Properties 4.95% 2/15/30		2,310,000	2,243,726
Vistra Operations
144A 5.125% 5/13/25 #		2,105,000	2,085,845
144A 6.95% 10/15/33 #		485,000	511,006
			89,084,296
Total Corporate Bonds (cost $167,622,117)			169,011,580

Government Agency Obligations – 1.05%
Development Bank of Kazakhstan JSC 144A 10.95% 5/6/26 #	KZT	429,000,000	847,409
Georgian Railway 4.00% 6/17/28		1,525,000	1,407,615
Greenko Power II 144A 4.30% 12/13/28 #		360,000	325,440
Petronas Capital 144A 3.50% 4/21/30 #		650,000	610,772
QazaqGaz JSC 144A 4.375% 9/26/27 #		1,588,000	1,526,713
Total Government Agency Obligations (cost $4,643,988)			4,717,949

4    NQ- IV054 [1223] 0224 (3375985)

(Unaudited)
		Principal amount°	Value (US $)

Sovereign Bonds – 31.19%Δ
Albania − 0.19%
Albania Government International Bond 144A 3.50% 11/23/31 #	EUR	896,000	$ 870,947
			870,947
Angola − 0.13%
Angolan Government International Bond 144A 8.75% 4/14/32 #		680,000	599,911
			599,911
Australia − 1.54%
Australia Government Bond 4.75% 6/21/54	AUD	9,400,000	6,908,581
			6,908,581
Belgium − 2.01%
Kingdom of Belgium Government Bond 144A 3.45% 6/22/43 #	EUR	7,720,000	9,000,572
			9,000,572
Bermuda − 0.51%
Bermuda Government International Bonds
3.375% 8/20/50		1,149,000	812,918
144A 2.375% 8/20/30 #		1,688,000	1,453,182
			2,266,100
Brazil − 0.19%
Brazil Notas do Tesouro Nacional Serie F 10.00% 1/1/33	BRL	4,100,000	832,075
			832,075
Chile − 0.48%
Chile Government International Bonds
3.10% 5/7/41		685,000	523,177
4.34% 3/7/42		1,800,000	1,613,865
			2,137,042
Dominican Republic − 0.73%
Dominican Republic International Bonds 144A 4.875% 9/23/32 #		3,577,000	3,265,443
			3,265,443
Finland − 1.20%
Finland Government Bond 144A 3.00% 9/15/33 #	EUR	4,700,000	5,383,914
			5,383,914
		Principal amount°	Value (US $)

Sovereign BondsΔ (continued)
France − 0.60%
French Republic Government Bond OAT 3.50% 11/25/33	EUR	2,250,000	$ 2,687,868
			2,687,868
Georgia − 0.18%
Georgia Government International Bond 144A 2.75% 4/22/26 #		854,000	802,454
			802,454
Germany − 6.02%
Bundesobligation 2.20% 4/13/28	EUR	5,400,000	6,018,732
Bundesrepublik Deutschland Bundesanleihe
0.000% 2/15/32	EUR	5,200,000	4,913,208
1.80% 8/15/53	EUR	200,000	199,352
2.60% 8/15/33	EUR	12,530,000	14,526,713
Bundesschatzanweisungen 2.50% 3/13/25	EUR	1,200,000	1,319,792
			26,977,797
Italy − 2.60%
Italy Buoni Poliennali Del Tesoro
2.50% 12/1/32	EUR	450,000	458,926
3.50% 1/15/26	EUR	10,000,000	11,183,150
			11,642,076
Ivory Coast − 0.75%
Ivory Coast Government International Bond 144A 6.125% 6/15/33 #		3,661,000	3,377,858
			3,377,858
Japan − 2.18%
Japan Government Thirty Year Bonds
0.40% 3/20/50	JPY	1,608,250,000	8,486,866
1.20% 6/20/53	JPY	203,000,000	1,289,382
			9,776,248
Malaysia − 0.35%
Malaysia Government Bond 3.519% 4/20/28	MYR	7,156,000	1,553,225
			1,553,225
Morocco − 0.64%
Morocco Government International Bonds
5.50% 12/11/42		700,000	638,750

NQ- IV054 [1223] 0224 (3375985)    5

Schedule of investments
Delaware Ivy Global Bond Fund   (Unaudited)
		Principal amount°	Value (US $)

Sovereign BondsΔ (continued)
Morocco (continued)
Morocco Government International Bonds
144A 2.375% 12/15/27 #		2,500,000	$ 2,244,513
			2,883,263
Netherlands − 2.30%
Netherlands Government Bond 144A 2.50% 7/15/33 #	EUR	9,200,000	10,313,266
			10,313,266
Nigeria − 0.16%
Nigeria Government International Bond 7.375% 9/28/33		849,000	726,404
			726,404
Paraguay − 1.13%
Paraguay Government International Bonds
5.60% 3/13/48		1,693,000	1,548,380
144A 2.739% 1/29/33 #		1,887,000	1,557,247
144A 4.95% 4/28/31 #		1,989,000	1,946,734
			5,052,361
Peru − 0.26%
Corp Financiera de Desarrollo 144A 2.40% 9/28/27 #		1,300,000	1,159,509
			1,159,509
Poland − 0.58%
Bank Gospodarstwa Krajowego 144A 5.375% 5/22/33 #		1,000,000	1,016,070
Republic of Poland Government International Bond 5.50% 4/4/53		1,505,000	1,573,170
			2,589,240
Republic of Korea − 0.19%
Export-Import Bank of Korea 5.125% 1/11/33		800,000	832,131
			832,131
Republic of North Macedonia − 0.38%
North Macedonia Government International Bond 144A 1.625% 3/10/28 #	EUR	1,777,000	1,706,243
			1,706,243
		Principal amount°	Value (US $)

Sovereign BondsΔ (continued)
Serbia − 0.33%
Serbia International Bond 1.00% 9/23/28	EUR	1,571,000	$ 1,468,216
			1,468,216
South Africa − 0.17%
Republic of South Africa Government International Bond 5.65% 9/27/47		931,000	747,081
			747,081
Spain − 0.67%
Spain Government Bond 144A 1.85% 7/30/35 #	EUR	3,080,000	2,993,725
			2,993,725
United Kingdom − 4.55%
United Kingdom Gilt
1.75% 9/7/37	GBP	11,280,000	11,155,931
4.75% 10/22/43	GBP	6,680,000	9,239,174
			20,395,105
Uruguay − 0.17%
Uruguay Government International Bond 9.75% 7/20/33	UYU	29,015,000	751,857
			751,857
Total Sovereign Bonds (cost $131,065,225)			139,700,512

Supranational Banks – 1.15%
Central American Bank for Economic Integration 144A 1.140% 2/9/26 #		2,000,000	1,840,783
European Union 1.000% 7/6/32	EUR	3,420,000	3,325,938
Total Supranational Banks (cost $5,291,935)			5,166,721

US Treasury Obligations – 14.07%
US Treasury Bonds
3.875% 2/15/43		200,000	190,766
3.875% 5/15/43		1,439,800	1,373,097
4.125% 8/15/53		285,000	288,162
4.75% 11/15/43		685,500	735,520
US Treasury Notes
2.375% 5/15/27		8,525,000	8,098,750
2.375% 3/31/29		13,665,000	12,689,234
2.875% 4/30/29		9,000,000	8,562,305
4.375% 12/15/26		395,000	398,919
4.375% 11/30/28		9,885,000	10,116,680
4.50% 11/15/33		2,390,000	2,509,873
4.625% 9/30/28		5,770,000	5,956,624
4.625% 9/30/30		1,585,000	1,652,672

6    NQ- IV054 [1223] 0224 (3375985)

(Unaudited)
	Principal amount°	Value (US $)

US Treasury Obligations (continued)
US Treasury Notes
4.75% 10/15/26	1,195,000	$ 1,212,878
4.875% 10/31/28	8,820,000	9,208,631
Total US Treasury Obligations (cost $63,641,149)		62,994,111
	Number of contracts
Options Purchased – 0.08%
Foreign Currency Put Options – 0.08%
CHF vs JPY strike price $156, expiration date 6/14/24, notional amount $1,414,764,000 (JPMCB)	9,069,000	89,466
USD vs JPY strike price $139, expiration date 5/14/24, notional amount $1,487,248,570 (JPMCB)	10,699,630	291,404
Total Options Purchased (cost $431,366)		380,870
	Number of shares
Short-Term Investments – 1.48%
Money Market Mutual Funds – 1.48%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.26%)	1,658,561	1,658,561
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.25%)	1,658,561	1,658,561
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.37%)	1,658,561	1,658,561
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.27%)	1,658,561	$ 1,658,561
Total Short-Term Investments (cost $6,634,244)		6,634,244
Total Value of Securities Before Options Written−98.29% (cost $430,247,649)		440,238,764
	Number of contracts
Options Written – (0.04%)
Foreign Currency Put Options – (0.04%)
CHF vs JPY, strike price $152, expiration date 6/14/24, notional amount $(1,378,488,000) (JPMCB)	(9,069,000)	(54,886)
USD vs JPY, strike price $134, expiration date 5/14/24, notional amount $(1,433,750,420) (JPMCB)	(10,699,630)	(142,470)
		(197,356)
Receivables and Other Assets Net of Liabilities — 1.75%★		7,827,395
Net Assets Applicable to 48,461,385 Shares Outstanding — 100.00%	$447,868,803
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
Δ	Securities have been classified by country of risk.

NQ- IV054 [1223] 0224 (3375985)    7

Schedule of investments
Delaware Ivy Global Bond Fund   (Unaudited)
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at December 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at December 31, 2023. Rate will reset at a future date.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At December 31, 2023, the aggregate value of Rule 144A securities was $97,862,389, which represents 21.85% of the Fund's net assets.
ψ	Perpetual security. Maturity date represents next call date.
‡	Non-income producing security. Security is currently in default.
★	Includes $1,876,738 cash collateral held at broker for futures contracts as of December 31, 2023.

The following forward foreign currency exchange contracts, futures contracts, and swap contracts were outstanding at December 31, 2023:
Forward Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
CITI	AUD	(37,109,214)	USD	24,291,382	2/16/24	$—	$(1,036,609)
CITI	CAD	1,300,000	USD	(976,816)	2/16/24	4,959	—
CITI	JPY	(112,330,000)	USD	782,206	2/16/24	—	(20,633)
JPMCB	BRL	(3,879,000)	USD	787,800	2/2/24	—	(8,783)
JPMCB	EUR	(3,568,000)	USD	3,917,927	2/2/24	—	(26,789)
JPMCB	EUR	(86,568,505)	USD	94,321,606	2/16/24	—	(1,436,637)
JPMCB	INR	100,068,180	USD	(1,199,254)	2/2/24	1,336	—
MS	GBP	(16,000,000)	USD	19,898,882	2/16/24	—	(500,970)
MS	JPY	(1,350,050,000)	USD	9,068,294	2/16/24	—	(580,712)
TD	AUD	(2,000,000)	USD	1,323,529	2/16/24	—	(41,522)
TD	EUR	(4,750,000)	USD	5,194,544	2/16/24	—	(59,696)
TD	GBP	(430,000)	USD	542,785	2/16/24	—	(5,460)
TD	JPY	58,840,000	USD	(409,492)	2/16/24	11,046	—
Total Forward Foreign Currency Exchange Contracts						$17,341	$(3,717,811)
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
697	Australian Treasury 3 yr Bonds	$50,753,177	$50,248,004	3/15/24	$505,173	$—	$(57,156)
442	Australian Treasury 10 yr Bonds	35,139,818	34,068,497	3/15/24	1,071,321	—	(179,555)
(141)	Canadian Treasury 10 yr Bonds	(13,214,127)	(12,596,618)	3/19/24	—	(617,509)	(2,171)
314	EURIBOR 3 Month	84,978,869	84,085,311	6/16/25	893,558	—	(49,795)
249	EURIBOR 3 Month	67,140,307	66,790,218	12/16/24	350,089	—	(38,675)
(314)	EURIBOR 3 Month	(83,973,604)	(83,444,497)	6/17/24	—	(529,107)	31,607
152	Euro-Bobl	20,015,232	19,768,019	3/7/24	247,213	—	(64,468)
(62)	Euro-BTP	(8,155,210)	(7,923,050)	3/7/24	—	(232,160)	77,358
(170)	Euro-Bund	(25,752,283)	(25,284,050)	3/7/24	—	(468,233)	206,086
19	Euro-Buxl	2,972,584	2,795,175	3/7/24	177,409	—	(55,481)
92	Euro-OAT	13,356,603	13,018,592	3/7/24	338,011	—	(111,720)
8    NQ- IV054 [1223] 0224 (3375985)

(Unaudited)
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
196	Euro-Schatz	$23,053,589	$22,972,662	3/7/24	$80,927	$—	$(14,279)
(1)	Japanese Treasury 10 yr Bonds	(103,922)	(102,572)	3/12/24	—	(1,350)	286
(125)	Long 10 yr Gilt	(16,355,353)	(15,212,723)	3/26/24	—	(1,142,630)	114,830
(89)	Short Euro-BTP	(10,478,528)	(10,389,947)	3/7/24	—	(88,581)	13,002
284	US Treasury 2 yr Notes	58,479,594	57,885,391	3/28/24	594,203	—	—
500	US Treasury 5 yr Notes	54,386,720	53,359,225	3/28/24	1,027,495	—	—
(844)	US Treasury 10 yr Notes	(95,279,687)	(92,801,375)	3/19/24	—	(2,478,312)	—
(160)	US Treasury 10 yr Ultra Notes	(18,882,501)	(18,062,098)	3/19/24	—	(820,403)	15,000
30	US Treasury Ultra Bonds	4,007,812	3,659,143	3/19/24	348,669	—	(15,938)
Total Futures Contracts			$142,833,307		$5,634,068	$(6,378,285)	$(131,069)
CDS Contracts[1]
Counterparty/ Reference Obligation/ Termination Date/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Value	Amortized Upfront Payments Paid (Received)	Unrealized Depreciation[3]
Over-The-Counter:
Protection Purchased/Moody’s Ratings:
JPMCB Republic of Brazil 1.00% 12/20/28 Ba2 6/20/28- Quarterly	2,827,000	1.000%	$18,299	$107,430	$(89,131)
JPMCB Republic of Indonesia 1.00% 12/20/28 Baa2 6/20/28- Quarterly	4,033,000	1.000%	(58,220)	(20,721)	(37,498)
JPMCB Republic of South Africa 1.00% 12/20/28 Ba2 6/20/28- Quarterly	2,272,000	1.000%	79,216	117,632	(38,416)
JPMCB Republic of South Africa 1.00% 9/20/28 Ba2 6/20/28- Quarterly	1,494,000	1.000%	52,090	81,753	(29,663)
Total CDS Contracts			$91,385	$286,094	$(194,708)
The use of forward foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the schedule of investments. The forward foreign currency exchange contracts and notional amounts presented above represent the Fund's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) and variation margin are reflected in the Fund's net assets.
NQ- IV054 [1223] 0224 (3375985)    9

Schedule of investments
Delaware Ivy Global Bond Fund   (Unaudited)
[1]	A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the CDS agreement.
[2]	Notional amount shown is stated in USD unless noted that the swap is denominated in another currency.
[3]	Unrealized appreciation (depreciation) does not include periodic interest payments (receipt) on swap contracts accrued daily in the amount of $(3,542).
Summary of abbreviations:
BTP – Buoni del Tesoro Poliennali
CHF – Collegiate Housing Foundation
CITI – Citigroup
DAC – Designated Activity Company
EURIBOR – Euro interbank offered rate
GNMA – Government National Mortgage Association
Summary of abbreviations: (continued)
JPMCB – JPMorgan Chase Bank
JSC – Joint Stock Company
MS – Morgan Stanley
OAT – Obligations Assimilables du Tresor
S.F. – Single Family
TD – TD Bank
yr – Year
Summary of currencies:
AUD – Australian Dollar
BRL – Brazilian Real
CAD – Canadian Dollar
CHF – Swiss Franc
EUR – European Monetary Unit
GBP – British Pound Sterling
INR – Indian Rupee
JPY – Japanese Yen
KZT – Kazakhstani Tenge
MYR – Malaysian Ringgit
USD – US Dollar
UYU – Uruguayan Peso
10    NQ- IV054 [1223] 0224 (3375985)